Leases (Tables)	6 Months Ended
Jan. 31, 2023
Lessee, Lease, Description [Line Items]
Summary of Supplemental Balance Sheet Information Related to Lease Liabilities
Supplemental balance sheet information related to lease liabilities was as follows:

(in thousands, except lease term and discount rate)	January 31, 2023
Operating leases
Operating ROU assets	$720

Operating lease liabilities, current	$406
Operating lease liabilities, net of current portion	427

Total operating lease liabilities	$833

Weighted average remaining lease term	1.7 years
Weighted average discount rate	4.8%

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities at January 31, 2023 were as follows:

(in thousands)
Year ending January 31,
2024	$754
2025	538
2026	64

Total lease payments	1,356
Less: imputed interest	(523)

Total lease payments	$833